Financial Risk Management - Summary of Undiscounted Contracted Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 400,961	$ 878,038
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	99,641	139,283
Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	469,078	1,062,820
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	99,641	139,283
Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	124,450	228,035
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS, Trade and other payables	99,641	139,283
1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	24,690	73,291
2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 319,937	$ 761,494
Series A Preferred Shares
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE		11.45%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2025
Series A Preferred Shares | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 277,995
Series A Preferred Shares | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		421,199
Series A Preferred Shares | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 421,199
Series B Preferred Shares
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE		8.23%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2027
Series B Preferred Shares | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 173,726
Series B Preferred Shares | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		257,462
Series B Preferred Shares | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 257,462
Unsecured Loan
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	10.55%	10.55%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2024	2024
Unsecured Loan | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 14,242	$ 18,000
Unsecured Loan | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	15,040	19,369
Unsecured Loan | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	285	360
Unsecured Loan | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	285	360
Unsecured Loan | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 14,471	$ 18,649
2021 Senior Secured Loan
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	10.02%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2024
2021 Senior Secured Loan | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 286,815
2021 Senior Secured Loan | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	354,133
2021 Senior Secured Loan | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	24,333
2021 Senior Secured Loan | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	24,333
2021 Senior Secured Loan | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 305,467
Convertible Notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE		11.38%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2024
Convertible Notes | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 59,113
Convertible Notes | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		71,616
Convertible Notes | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		3,758
Convertible Notes | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		3,758
Convertible Notes | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 64,100
2020 Convertible Notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE		21.67%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2021
2020 Convertible Notes | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 146,844
2020 Convertible Notes | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		79,025
2020 Convertible Notes | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 79,025
2020 Senior Secured Loan
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE		10.32%
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY		2022
2020 Senior Secured Loan | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 62,401
2020 Senior Secured Loan | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		74,161
2020 Senior Secured Loan | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		5,200
2020 Senior Secured Loan | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 68,961
Instrument Financing Loans
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, YEAR OF MATURITY	2022-2023	2021-2023
Instrument Financing Loans | Minimum
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	1.70%	1.70%
Instrument Financing Loans | Maximum
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, EFFECTIVE INTEREST RATE	2.60%	2.60%
Instrument Financing Loans | Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 263	$ 676
Instrument Financing Loans | Contractual Cash Flows
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	263	705
Instrument Financing Loans | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	191	409
Instrument Financing Loans | 1—2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS	$ 72	212
Instrument Financing Loans | 2—5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
NON-DERIVATIVE FINANCIAL LIABILITY, CONTRACTUAL CASH FLOWS		$ 84